Long-term loans (Interest payment schedule of long-term loans in future years) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	¥ 26,073,130	¥ 22,064,960
Within 1 year [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	6,496,298	5,071,743
More than 1 year but no more than 2 years [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	5,258,275	4,225,736
More than 2 year but no more than 5 years [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	9,028,758	7,903,397
More than 5 years [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	¥ 5,289,799	¥ 4,864,084